Segments (Tables)	12 Months Ended
Sep. 30, 2012
Net Sales by Reportable Segment

The following table presents net sales by reportable segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Net sales to external customers
Power & Control	$776,342	$668,920	$537,232
Airframe	843,643	505,257	261,600
Non-aviation	80,223	31,844	28,822

	$1,700,208	$1,206,021	$827,654

EBITDA Defined by Segment to Consolidated Income from Continuing Operations

The following table reconciles EBITDA As Defined by segment to consolidated income from continuing operations before income taxes (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
EBITDA As Defined
Power & Control	$410,259	$349,239	$288,592
Airframe	402,048	244,624	119,488
Non-aviation	24,133	16,522	14,700

Total segment EBITDA As Defined	836,440	610,385	422,780
Unallocated corporate expenses	27,421	20,511	11,171

Total Company EBITDA As Defined	809,019	589,874	411,609

Depreciation and amortization	68,227	60,460	30,165
Interest expense—net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs	—	72,454	—

Income from continuing operations before income taxes	$487,869	$229,425	$250,835

Capital Expenditures and Depreciation and Amortization by Segment

The following table presents capital expenditures and depreciation and amortization by segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Capital expenditures
Power & Control	$9,436	$8,740	$7,331
Airframe	13,730	7,914	4,696
Non-aviation	1,920	522	854
Corporate	160	850	6

	$25,246	$18,026	$12,887

Depreciation and amortization
Power & Control	$21,565	$22,368	$19,719
Airframe	44,128	36,825	9,444
Non-aviation	2,393	980	923
Corporate	141	287	79

	$68,227	$60,460	$30,165

Total Assets by Segment

	September 30, 2012	September 30, 2011
Total assets
Power & Control	$1,896,300	$1,784,217
Airframe	2,932,229	2,190,958
Non-aviation	118,520	79,220
Corporate	512,568	459,241

	$5,459,617	$4,513,636